2ndVote Society Defended ETF
Schedule of Investments
September 30, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.2%
Netherlands - 1.6%
Chemicals - 1.6%
LyondellBasell Industries NV - Class A	4,501	$338,835

United States - 96.6%
Aerospace & Defense - 6.4%
L3Harris Technologies, Inc.	3,490	725,327
Raytheon Technologies Corp.	8,041	658,236
		1,383,563
Biotechnology - 8.3%
AbbVie, Inc.	6,821	915,446
Regeneron Pharmaceuticals, Inc. (a)	1,294	891,398
		1,806,844
Capital Markets - 4.6%
Bank of New York Mellon Corp.	9,540	367,481
Charles Schwab Corp.	8,651	621,747
		989,228
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. - Class B (a)	1,582	422,426
Electric Utilities - 3.1%
NextEra Energy, Inc.	8,701	682,245
Electronic Equipment, Instruments & Components - 1.6%
Coherent Corp. (a)	10,256	357,422
Health Care Equipment & Supplies - 2.2%
Stryker Corp.	2,393	484,678
Health Care Providers & Services - 3.6%
UnitedHealth Group, Inc.	1,548	781,802
Hotels, Restaurants & Leisure - 4.3%
Chipotle Mexican Grill, Inc. (a)	621	933,214
Insurance - 3.8%
Aflac, Inc.	14,640	822,768
Life Sciences Tools & Services - 1.6%
Danaher Corp.	1,352	349,208
Machinery - 6.0%
Caterpillar, Inc.	3,280	538,183
Xylem, Inc.	8,612	752,344
		1,290,527
Media - 4.7%
Fox Corp. - Class A	20,970	643,360
Interpublic Group of Cos.	14,335	366,976
		1,010,336
Metals & Mining - 2.2%
Steel Dynamics, Inc.	6,630	470,398
Multiline Retail - 1.6%
Dollar Tree, Inc. (a)	2,605	354,540
Oil, Gas & Consumable Fuels - 6.2%
Diamondback Energy, Inc.	5,573	671,324
EOG Resources, Inc.	6,028	673,508
		1,344,832
Real Estate Investment Trusts (REITs) - 3.1%
Equinix, Inc.	632	359,507
Regency Centers Corp.	5,774	310,930
		670,437
Semiconductors & Semiconductor Equipment - 8.9%
Broadcom, Inc.	1,355	601,634
Lam Research Corp.	1,407	514,962
Texas Instruments, Inc.	5,250	812,595
		1,929,191
Software - 9.2%
Fortinet, Inc. (a)	14,503	712,532
Oracle Corp.	9,524	581,631
ServiceNow, Inc. (a)	1,849	698,201
		1,992,364
Specialty Retail - 10.9%
Best Buy Co., Inc.	4,533	287,120
Lowe's Cos., Inc.	2,492	468,023
O'Reilly Automotive, Inc. (a)	1,615	1,135,910
Tractor Supply Co.	2,510	466,559
		2,357,612
Tobacco - 2.4%
Philip Morris International, Inc.	6,346	526,781
Total United States		20,960,416
TOTAL COMMON STOCKS (Cost $23,657,212)		21,299,251

SHORT-TERM INVESTMENTS - 1.8%
Money Market Fund - 1.8%
First American Government Obligations Fund — Class X, 2.77% (b)
TOTAL SHORT-TERM INVESTMENTS (Cost $389,139)	389,139	389,139
		389,139
Total Investments (Cost $24,046,351) - 100.0%
Other Assets in Excess of Liabilities - 0.0%		21,688,390
TOTAL NET ASSETS - 100.0%		8,864
		$21,697,254

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate quote is the annualized seven-day yield at September 30, 2022

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).